Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	$ 1,575	$ 1,544
EMEA [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	637	879
AUSTRALIA
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable		119
North America [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	$ 938	$ 546